Accounts payable, other payables and accruals (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of Accounts and Other Payables [abstract]
Summary of Accounts payable, other payables and accruals

	2022	2023
	US$	US$
Accounts payable arising from digital solutions services—financial services	10	14
Accounts payable arising from hotel operations, hospitality and VIP services	—	479

Total accounts payable	10	493

Other payables and accruals	1,540	3,253
Accrued issue cost	1,907	—

Total other payables and accruals	3,447	3,253